[Letterhead of Paul, Hastings, Janofsky & Walker]
Atlanta
Beijing
Brussels
Hong Kong
London
Los Angeles
Milan
New York
Orange County
Palo Alto
Paris
San Diego
San Francisco
Shanghai
Tokyo
Washington, DC

(212) 318-6275
rachaelschwartz@paulhastings.com

January 21, 2009                                                     33428.00001

Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re:  The GAMCO Westwood Funds (the "Trust")
     Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 Registration No. 333-156354

Ladies and Gentlemen:

Transmitted herewith for filing is Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14 for the above referenced Trust, on behalf of the GAMCO Westwood Mighty Mites(SM) Fund, a series thereof (the "Mighty Mites Fund"). This Registration Statement is being filed in connection with the proposed reorganization of the B.B. Micro-Cap Growth Fund (the "B.B. Fund"), a series of The B.B. Funds, into the Mighty Mites Fund. Please note that this filing has been marked to show changes from the Trust's Registration Statement on Form N-14 that was filed on December 19, 2008.

Pursuant to Rule 461 of the Securities Act of 1933, the Company requests acceleration of the effective date of the Registration Statement to January 21, 2009, or as soon as practicable thereafter. A request for acceleration is transmitted herewith.

Please call the undersigned at (212) 318-6275 with any questions or comments you may have regarding the filing. Thank you.

Very truly yours,

/s/ Rachael L. Schwartz
Rachael L. Schwartz
for PAUL, HASTINGS, JANOFSKY & WALKER LLP